Intangible assets and goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and goodwill
Intangible assets and goodwill
Intangible assets consist of the following:

2014
	Cost	Accumulated amortization	Net book value
Power sales contracts	$64,605	$33,704	$30,901
Customer relationships	31,094	7,984	23,110
	$95,699	$41,688	$54,011

2013
	Cost	Accumulated amortization	Net book value
Power sales contracts	$61,430	$28,987	$32,443
Customer relationships	28,512	6,539	21,973
	$89,942	$35,526	$54,416

Estimated amortization expense for intangible assets for the next two years is $4,750 each year, $3,000 in year three, $2,640 in year four and $2,580 in year five.
Changes in goodwill are as follows:

Distribution Group
Balance, January 1, 2013	$61,459
Business acquisitions	17,260
Adjustments	748
Foreign exchange	5,180
Balance, December 31, 2013	$84,647
Foreign exchange	7,681
Balance, December 31, 2014	$92,328